Consolidated Statement of Financial Position - USD ($) $ in Millions		Jun. 30, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents		$ 664	$ 1,968
Trade and other receivables		1,088	1,087
Other financial assets		63	35
Prepaid expenses and other current assets		441	400
Current assets		2,256	3,490
Property and equipment, net		375	386
Computer software, net		1,636	1,453
Other identifiable intangible assets, net		3,134	3,134
Goodwill		7,835	7,262
Equity method investments		284	269
Other financial assets		454	442
Other non-current assets		625	625
Deferred tax		1,367	1,376
Total assets		17,966	18,437
Liabilities
Current indebtedness		499	973
Payables, accruals and provisions		892	1,091
Current tax liabilities		187	197
Deferred revenue		1,164	1,062
Other financial liabilities	[1]	112	113
Current liabilities		2,854	3,436
Long-term indebtedness		1,342	1,847
Provisions and other non-current liabilities		643	675
Other financial liabilities	[2]	212	232
Deferred tax		299	241
Total liabilities		5,350	6,431
Equity
Capital		3,578	3,498
Retained earnings		9,933	9,699
Accumulated other comprehensive loss		(895)	(1,191)
Total equity		12,616	12,006
Total liabilities and equity		$ 17,966	$ 18,437

[1]	Includes lease liabilities of $62 million (2024 - $58 million).
[2]	Includes lease liabilities of $190 million (2024 - $198 million).